Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Share capital	Capital reserve	Share premium	Statutory reserve	Share-based compensation reserves	Currency translation reserve	Hedge reserve	Retained earnings/ (accumulated losses)
Beginning balance at Dec. 31, 2018	$ 4,409	$ 81	$ 87	$ 1,457	$ 6	$ 92	$ (28)		$ 2,714
(Loss) Profit for the period	2,033								2,033
Other comprehensive income (expense) for the period	16						16
Total comprehensive (expense) income	2,049						16		2,033
Exercise of share options	28			28
Transfer to share premium upon exercise of share options				6		(6)
Forfeiture of share options						(3)			3
Share-based compensation of the Company	14					14
Dividends to equity holders of the Company	(2,054)								(2,054)
Cash flow hedge fair value adjustment	0
Ending balance at Dec. 31, 2019	4,446	81	87	1,491	6	97	(12)		2,696
(Loss) Profit for the period	(1,523)								(1,523)
Other comprehensive income (expense) for the period	16						16
Total comprehensive (expense) income	(1,507)						16		(1,523)
Exercise of share options	6			6
Transfer to share premium upon exercise of share options				1		(1)
Forfeiture of share options						(8)			8
Share-based compensation of the Company	9					9
Dividends to equity holders of the Company	(1,025)								(1,025)
Cash flow hedge fair value adjustment	0
Ending balance at Dec. 31, 2020	1,929	81	87	1,498	6	97	4		156
(Loss) Profit for the period	(1,048)								(1,048)
Other comprehensive income (expense) for the period	(6)						(6)
Total comprehensive (expense) income	(1,058)						(6)	$ (4)	(1,048)
Exercise of share options	12			12
Transfer to share premium upon exercise of share options				5		(5)
Forfeiture of share options						(2)			2
Share-based compensation of the Company	4					4
Cash flow hedge fair value adjustment	(4)							(4)
Share-based compensation charged by LVS	1					1
Ending balance at Dec. 31, 2021	$ 888	$ 81	$ 87	$ 1,515	$ 6	$ 95	$ (2)	$ (4)	$ (890)